REPORTABLE SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

Revenue from operations

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Reportable Segment:
Production Services	$219,595	$192,414	$414,098	$367,509
Drilling and Evaluation Services	105,374	87,897	207,719	170,802
Total external revenue	$324,969	$280,311	$621,817	$538,311

Long-lived assets

	As of
	June 30, 2024	December 31, 2023
Reportable Segment:
Production Services	$218,939	$225,612
Drilling and Evaluation Services	153,258	170,224
Total Reportable Segments	372,197	395,836
Unallocated assets	51,054	46,830
Total long-lived assets	$423,251	$442,666

Operating income

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Reportable Segment:
Production Services	$27,954	$22,008	$46,878	$42,599
Drilling and Evaluation Services	12,921	9,801	22,677	17,080
Total Reportable Segments	40,875	31,809	69,555	59,679
Unallocated expenses	(6,759)	(14,570)	(10,881)	(34,678)
Total operating income	34,116	17,239	58,674	25,001
Interest expense, net	(9,439)	(11,067)	(20,043)	(21,986)
Other income, net	184	166	805	864
Income before income tax	$24,861	$6,338	$39,436	$3,879

SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA

Revenue by geographic area

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-	$-
MENA	322,354	277,991	616,082	532,366
Rest of World	2,615	2,320	5,735	5,945
Total revenue	$324,969	$280,311	$621,817	$538,311

Long-lived assets by geographic area

	As of
	June 30, 2024	December 31, 2023
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	413,422	431,002
Rest of World	9,829	11,664
Total long-lived assets	$423,251	$442,666